UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22550

Name of Fund: BlackRock Preferred Partners LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Preferred

        Partners LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2017

Date of reporting period: 06/30/2016

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)
(Percentages shown are based on Members’ Capital)

Portfolio Funds	Value
Directional Trading — 22.4%
D.E. Shaw Oculus International Fund, Liquidity Class	$2,908,449
Ellington Quantitative Macro Fund Ltd., Class A, Founder:
Series 05-2015	1,709,840
Series 03-2016	305,003
Series 04-2016	260,707
Graticule Asia Macro Fund Ltd. (FKA Fortress Asia Macro Fund Ltd.), Class A, Series 05-2011	4,417,740
QMS Diversified Global Macro Offshore Fund Ltd., Class NV:
Series 01-2014	1,651,652
Series 02-2014	640,972
Series 03-2014	321,115

12,215,478

Event Driven — 12.4%
Jet Capital Concentrated Offshore Fund, Ltd., Class E, Non-Voting Shares, Series 1, 06-2011	2,539,783
King Street Capital, Ltd., Class S, Series 53	13
Pentwater Event Fund, Ltd., Class F-NV-U, Initial Series	4,239,829

6,779,625

Fundamental Long/Short — 40.6%
Anchor Bolt Offshore Fund Ltd., Class A1, Series 1	2,556,915
Blue Harbour Strategic Value Partners Offshore, Ltd., Class 1, Series 09-2014	2,338,885
GCM Offshore Equity Partners LP, Class A	1,556,276
Glenview Capital Partners (Cayman), Ltd., Class G/84	2,333,019
Hitchwood Capital Fund Ltd., Series A1, 07/2014	2,120,366
Myriad Opportunities Offshore Fund, Ltd., Class B, Series 40	4,574,214
One William Street Capital Offshore Fund, Ltd., Class DD Initial Series AA	2,215,583
Panning Overseas Fund, Ltd., Series A-1, Initial Series	2,117,676
Pelham Long/Short Fund, Ltd., Class A	2,326,249

22,139,183

Portfolio Funds	Value
Relative Value — 24.4%
BG Fund, Class D	$3,363,157
Citadel Global Fixed Income Fund, Ltd., Class A	2,698,680
Magnetar Capital Fund II, Ltd., Class G:
Series 14	667,564
Series 15	202,378
Series 16	166,370
Series 18	422,768
Series 19	224,435
Series 21	278,852
Series 22	52,219
Pine River Liquid Rates Fund, Ltd., Class Q-A, Series 29	2,394,036
Stratus Feeder LP, Series 1.5	2,857,104

13,327,563
Total Investments (Cost $46,986,671) — 99.8%	54,461,849
Other Assets Less Liabilities — 0.2%	126,455

Members’ Capital — 100.0%	$54,588,304

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$54,981,292

Gross unrealized appreciation	$195,336
Gross unrealized depreciation	(714,778)

Net unrealized depreciation	$(519,442)

BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2016	1

Schedule of Investments (concluded)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions, the Fund’s investment in the Portfolio Fund will be considered Level 2.

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term will be considered Level 3.

The Fund’s investments in Portfolio Funds not otherwise traded on an active exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Funds and has not been adjusted by BlackRock Advisors LLC, it is classified as Level 2; in all other cases it is classified as Level 3. Changes in redemption features may result in transfers into or out of an assigned level within the disclosure hierarchy. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in it’s annual report.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $1,532,959 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between Level 1 and Level 2.

2	BLACKROCK PREFERRED PARTNERS LLC	JUNE 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Partners LLC

Date: August 24, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Partners LLC

Date: August 24, 2016